INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES

7. INCOME TAXES

On December 22, 2017, Public Law 115-97 “An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018” was enacted. This law is commonly referred to as the Tax Cuts and Jobs Act of 2017 (the “TCJA”). The TCJA made broad and complex changes to the U.S. tax code including but not limited to, reducing the U.S. federal corporate tax rate from 35% to 21% effective January 1, 2018 and requiring a one-time repatriation transition tax on certain undistributed earnings of foreign subsidiaries. The TCJA also put in place new tax laws that will apply prospectively, which include, but are not limited to, generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries and a new provision designed to tax U.S. allocated expenses as well as currently taxing certain global intangible low-taxed income (“GILTI”) of foreign subsidiaries. GILTI is a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. We have not yet determined our policy election with respect to whether to record deferred taxes for basis differences expected to reverse as a result of the GILTI provisions in future years, or in the period in which that tax was incurred.

U.S. GAAP requires the impact of tax legislation to be recorded in the period of enactment. As a result, our 2017 effective income tax rate reflects a net income tax benefit of $9,955 attributable to the passage of the TCJA. This amount includes an income tax benefit from the revaluation of U.S. deferred income taxes, partially offset by an estimate for income tax expense to record U.S. federal, state and foreign withholding tax on previously undistributed earnings of our foreign subsidiaries. Due to the enactment date and tax complexities of the TCJA, we have not completed the accounting related to these items. In accordance with Staff Accounting Bulletin 118, provisional amounts have been recorded for the U.S. income tax attributable to the TCJA’s deemed repatriation provision and the revaluation of U.S. deferred taxes. These estimates may be impacted by the need for further analysis and future clarification and guidance regarding available tax accounting methods and elections, earnings and profits computations, and state tax conformity to federal tax changes.

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2017	2016	2015
U.S. Federal	$69,079	$86,719	$85,585
State	10,643	9,801	9,431
Foreign	10,499	9,416	9,661

	$90,221	$105,936	$104,677

Current	$100,956	$103,216	$99,990
Deferred	(10,735)	2,720	4,687

	$90,221	$105,936	$104,677

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and for our controlling interest of income attributable to our joint ventures with Carrier, which are primarily taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2017	2016	2015
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.4	2.3	2.4
Excess tax benefits from share-based compensation	(2.7)	(1.0)	—
Tax effects on foreign income	(1.0)	(0.1)	(0.3)
Tax credits and other	(0.6)	(0.2)	(0.1)
Repatriation transition tax	3.0	—	—
Deferred tax impact of enacted tax rate changes	(6.3)	—	—

Effective income tax rate attributable to Watsco, Inc.	29.8	36.0	37.0
Taxes attributable to non-controlling interest	(3.8)	(5.0)	(5.4)

Effective income tax rate	26.0%	31.0%	31.6%

The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2017	2016
Deferred tax assets:
Share-based compensation	$18,977	$26,239
Capitalized inventory costs and inventory reserves	2,107	2,301
Allowance for doubtful accounts	929	1,379
Self-insurance reserves	153	500
Other	2,423	2,227
Net operating loss carryforwards	291	209

	24,880	32,855
Valuation allowance	—	—

Total deferred tax assets	24,880	32,855

Deferred tax liabilities:
Deductible goodwill	(67,246)	(88,581)
Depreciation	(5,519)	(5,883)
Other	(5,189)	(1,633)

Total deferred tax liabilities	(77,954)	(96,097)

Net deferred tax liabilities (1)	$(53,074)	$(63,242)

(1)	At December 31, 2017, net deferred tax liabilities have been included in the consolidated balance sheet in deferred income taxes and other liabilities. At December 31, 2016, net current deferred tax assets and liabilities of $5,485 are included in the consolidated balance sheet in other current assets and net long-term deferred tax assets and liabilities of $68,727 are included in the consolidated balance sheet in deferred income taxes and other liabilities.

Prior to enactment of the TCJA, U.S. income taxes had not been provided on undistributed earnings of our foreign subsidiaries as we had intended to reinvest such earnings permanently outside the U.S. or to repatriate such earnings only when it was tax effective to do so. As a result of the enactment of the TCJA, we have provided an estimate related to the repatriation transition tax and foreign withholding tax on certain undistributed earnings of our foreign subsidiaries at December 31, 2017. Our intent going forward is to indefinitely reinvest undistributed earnings outside of the U.S. or to repatriate the earnings only when it is tax effective to do so.

Valuation allowances are provided to reduce the related deferred income tax assets to an amount which will, more likely than not, be realized. As a result of our assessment of the realization of deferred income tax assets, we have concluded that it is more likely than not that all of our deferred income tax assets will be realized and thus no valuation allowance was necessary at both December 31, 2017 and 2016. At December 31, 2017, there were state net operating loss carryforwards of $7,606, which expire in varying amounts from 2018 through 2037. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2017.

We are subject to United States federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to United States federal tax examinations for tax years prior to 2014. For the majority of states and foreign jurisdictions, we are no longer subject to tax examinations for tax years prior to 2013.

As of December 31, 2017 and 2016, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $4,225 and $3,695, respectively. Of these totals, $3,457 and $2,573, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2017 and 2016, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $540 and $414, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2014	$3,719
Additions based on tax positions related to the current year	871
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)

Balance at December 31, 2015	3,513
Additions based on tax positions related to the current year	547
Reductions due to lapse of applicable statute of limitations	(365)

Balance at December 31, 2016	3,695
Additions based on tax positions related to the current year	801
Reductions due to lapse of applicable statute of limitations	(271)

Balance at December 31, 2017	$4,225